Trade Receivables and Other Account Receivables - Schedule of Trade Receivables and Other Account Receivables (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade Receivables and Other Account Receivables [Abstract]
Trade receivables	$ 467,400	$ 466,087
Other account receivables	202,758	251,182
Total trade receivables and other account receivables	670,158	717,269
Current	659,699	704,931
Non-Current	$ 10,459	$ 12,338